Financial Instruments (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Impairment loss	$ 0	$ 828	$ 0
Level 2 [Member]
Financial Instruments [Abstract]
Sales price		14,880
Impairment loss		$ 828